UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02688

Name of Fund:   BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 06/30/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Investment Companies — 0.2%	Shares	Value
VanEck Vectors High-Yield Municipal Index ETF	50,000	$1,528,500

Municipal Bonds	Par (000)
Alabama — 1.2%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 6/01/35	$200	205,574
5.75%, 6/01/45	355	361,039
6.00%, 6/01/50	450	461,754
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	365	405,369
Sub-Lien, Series D, 7.00%, 10/01/51	2,355	2,847,666
Sub-Lien, Series D, 6.50%, 10/01/53	3,465	4,061,153
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20 (a)	710	820,774

		9,163,329
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	735	738,219
5.00%, 6/01/32	1,510	1,439,317

		2,177,536
Arizona — 1.9%
Arizona Industrial Development Authority, Refunding RB, Basis Schools, Inc. Projects, Series A (b):
5.00%, 7/01/26	760	802,575
5.25%, 7/01/47	3,235	3,297,888
City of Phoenix Arizona IDA, ERB, Eagle College Prep Project, Series A, 5.00%, 7/01/43	1,445	1,440,694
City of Phoenix Arizona IDA, RB:
Great Hearts Academies - Veritas Project, 6.40%, 7/01/47	415	448,648
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (b)	465	520,423

Municipal Bonds	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, RB (continued):
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (b)	$810	$914,498
City of Phoenix Arizona IDA, Refunding RB (b):
Basis Schools, Inc. Projects, 5.00%, 7/01/35	300	303,006
Basis Schools, Inc. Projects, 5.00%, 7/01/45	895	897,327
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/35	295	297,956
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46	325	325,627
Legacy Traditional School Projects, 5.00%, 7/01/35	315	318,585
Legacy Traditional School Projects, 5.00%, 7/01/45	250	250,148
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A (b):
5.00%, 7/01/36	1,225	1,236,650
5.00%, 7/01/41	1,685	1,691,066
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	1,375	1,459,260

		14,204,351
Arkansas — 0.1%
County of Benton Arkansas Public Facilities Board, RB, BCCSO Project, Series A, 6.00%, 6/01/40	750	797,828
California — 8.6%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B, 5.00%, 10/01/35	5,210	5,796,907
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,081,840
Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,134,340
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/19 (a)	265	293,898

BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
California Municipal Finance Authority, RB, Urban Discovery Academy Project (b):
5.50%, 8/01/34	$310	$310,716
6.00%, 8/01/44	655	665,801
6.13%, 8/01/49	570	581,907
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 2/01/42	345	377,502
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc. Project, Series A-3, AMT, 4.30%, 7/01/40	1,000	1,021,630
California School Finance Authority, RB, Value Schools:
6.65%, 7/01/33	295	328,397
6.90%, 7/01/43	650	729,521
California Statewide Communities Development Authority, RB, Series A:
Loma Linda University Medical Center, 5.00%, 12/01/46 (b)	1,260	1,313,550
Loma Linda University Medical Center, 5.25%, 12/01/56 (b)	1,680	1,776,264
Sutter Health, 6.00%, 8/15/42	400	453,736
California Statewide Communities Development Authority, Refunding RB:
American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,803,686
Southern California Edison Co., 2.63%, 11/01/33 (c)	3,570	3,617,303
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 5/01/43	2,500	2,510,950
Series B, 6.00%, 5/01/43	3,485	3,497,546
City & County of San Francisco Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project (b):
0.00%, 8/01/23 (d)	1,000	720,070
0.00%, 8/01/31 (d)	1,155	507,715
Series D, 3.00%, 8/01/21	675	678,665

Municipal Bonds	Par (000)	Value
California (continued)
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$500	$545,030
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	360,071
6.50%, 5/01/42	760	882,109
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	240	289,488
County of California Tobacco Securitization Agency, RB (e):
5.45%, 6/01/28	500	506,975
Asset-Backed, Los Angeles County Securitization Corp., 5.60%, 6/01/36	1,385	1,408,974
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 6/01/36	1,665	1,596,519
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp., 5.70%, 6/01/46 (e)	4,260	4,263,025
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 6/01/48	2,115	2,364,084
County of San Francisco California City & Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, 0.00%, 8/01/26 (b)(d)	580	345,912
Elk Grove Finance Authority, Refunding, Special Tax Bonds, 5.00%, 9/01/46	2,000	2,131,320
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1:
Senior, 5.75%, 6/01/47	4,840	4,839,322
5.13%, 6/01/47	1,670	1,637,953
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	302,897
Palomar Health, Refunding RB:
5.00%, 11/01/36	325	343,749

2	BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
Palomar Health, Refunding RB (continued):
5.00%, 11/01/39	$310	$326,638
Successor Agency to the San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6 (Mission Bay South Public Improvements), Series C, CAB, 0.00%, 8/01/43 (d)	3,000	705,600
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 6/01/25	880	888,254
5.00%, 6/01/37	7,410	7,409,481
5.13%, 6/01/46	3,590	3,565,552

		64,914,897
Colorado — 1.4%
Castle Oaks Metropolitan District No. 3, GO, 6.25%, 12/01/44	535	550,274
Colorado Educational & Cultural Facilities Authority, RB, Littleton Preparatory Charter School Project:
5.00%, 12/01/33	450	454,613
5.00%, 12/01/42	545	540,291
Colorado Health Facilities Authority, Refunding RB, Series A (b):
6.13%, 12/01/45	375	389,644
6.25%, 12/01/50	1,235	1,290,266
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	780	797,410
Green Gables Metropolitan District No. 1, GO, Series A, 5.30%, 12/01/46	1,000	995,920
Leyden Rock Metropolitan District No 10, GO, Series A, 5.00%, 12/01/45	1,250	1,214,687
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project:
6.00%, 1/15/34	1,500	1,661,100
6.00%, 1/15/41	1,000	1,104,470

Municipal Bonds	Par (000)	Value
Colorado (continued)
Tallyns Reach Metropolitan District No 3, GO, 6.75%, 11/01/38	$1,220	$1,186,523

		10,185,198
Connecticut — 0.7%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45 (b)	1,515	1,579,402
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 2/01/45 (b)	1,435	1,492,730
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 2/01/30 (b)	2,045	2,161,688

		5,233,820
Delaware — 0.9%
Delaware State Economic Development Authority, RB, 5.00%, 6/01/46	1,000	992,790
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	5,930	6,151,663

		7,144,453
District of Columbia — 0.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	385	393,027
Metropolitan Washington Airports Authority, Refunding RB:
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/30 (d)	3,005	1,751,464
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	185	198,798
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,736,675

		4,079,964
Florida — 5.3%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 5/01/43	1,370	1,367,000

BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project, Series A (f)(g):
1st Mortgage, 8.25%, 1/01/44	$445	$363,467
1st Mortgage, 8.25%, 1/01/49	950	774,592
5.75%, 1/01/50	570	520,632
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	560	553,386
5.00%, 5/01/34	1,250	1,223,387
City of Tallahassee Florida, RB, Tallahassee Memorial HealthCare, Inc. Project, 5.00%, 12/01/55	2,600	2,716,948
County of Alachua Florida Health Facilities Authority, RB:
5.00%, 12/01/44	1,720	1,860,834
East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,146,220
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 5/15/44 (b)	1,490	1,697,170
County of Martin Florida Health Facilities Authority, RB, 5.50%, 11/15/42	1,000	1,089,080
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 6/01/49	1,000	1,182,780
Florida Development Finance Corp., RB, Renaissance Charter School, Series A:
5.75%, 6/15/29	695	701,046
6.00%, 6/15/34	835	842,682
6.13%, 6/15/44	3,185	3,194,746
Greater Orlando Aviation Authority Florida, Refunding RB, Special Purpose, Jetblue Airways Corp. Project, AMT, 5.00%, 11/15/36	2,000	2,056,660
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 5/01/43	1,365	1,367,553
Lakewood Ranch Stewardship District, Refunding, Special Assessment Bonds, Lakewood Center & New Sector Projects, 8.00%, 5/01/40	515	606,953

Municipal Bonds	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.25%, 5/01/25	$155	$155,733
4.88%, 5/01/35	290	290,853
4.88%, 5/01/45	580	575,679
Village of Lakewood Ranch Sector Projects, 4.00%, 5/01/21	195	196,385
Village of Lakewood Ranch Sector Projects, 4.25%, 5/01/26	190	188,440
Village of Lakewood Ranch Sector Projects, 5.13%, 5/01/46	1,085	1,079,260
Miami Health Facilities Authority, Refunding RB, Miami Jewish Health Systems, Inc. Project, 5.13%, 7/01/46	2,000	2,091,560
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	1,450	1,801,465
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A:
5.00%, 5/01/29	1,745	1,806,686
5.00%, 5/01/37	890	914,279
Pine Island Community Development District, RB, 0.00%, 11/01/24 (d)	1,330	881,910
Santa Rosa Bay Bridge Authority, RB:
6.25%, 7/01/28 (f)(g)	414	273,147
(ACA), 6.25%, 7/01/28	68	61,468
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Convertible CAB, Series A2, 0.00%, 5/01/39 (e)	40	37,040
Convertible CAB, Series A3, 0.00%, 5/01/40 (e)	90	53,499
Convertible CAB, Series A4, 0.00%, 5/01/40 (e)	50	21,966
Series 2, 6.61%, 5/01/40	125	64,463
Series A1, 6.65%, 5/01/40	135	135,003

4	BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
Tolomato Community Development District:
Series 1, 6.61%, 5/01/40	$205	$125,470
Series 1, 6.65%, 5/01/40 (f)(g)	5	5,024
Series 3, 6.61%, 5/01/40 (f)(g)	135	1
Series 3, 6.65%, 5/01/40 (f)(g)	105	1
Viera East Community Development District, Refunding, Special Assessment Bonds, 5.00%, 5/01/26	640	655,053
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,380	1,597,226
5.50%, 5/01/42	520	572,478
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,650	1,757,992

		39,607,217
Georgia — 0.2%
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	120	121,540
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 6/01/29	635	749,370
County of Gainesville & Hall Georgia Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/19 (a)	225	256,084
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	555	640,231

		1,767,225
Guam — 0.5%
Guam Government Waterworks Authority, RB, Water & Wastewater System, 5.50%, 7/01/43	1,520	1,662,454
Territory of Guam, GO, Series A:
6.00%, 11/15/19	60	63,585

Municipal Bonds	Par (000)	Value
Guam (continued)
Territory of Guam, GO, Series A (continued):
6.75%, 11/15/19 (a)	$1,650	$1,883,244

		3,609,283
Hawaii — 0.2%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 1/01/45 (b)	1,345	1,288,470
Idaho — 0.5%
County of Nez Perce Idaho, Refunding RB, 2.75%, 10/01/24	1,400	1,330,462
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,458
Idaho Health Facilities Authority, Refunding RB, Madison Hospital Memorial Project:
3.50%, 9/01/33	400	356,272
5.00%, 9/01/37	1,000	1,066,070
Idaho Housing & Finance Association, RB, Idaho Arts Charter School, Inc., 5.00%, 12/01/46 (b)	1,000	1,034,380

		4,052,642
Illinois — 4.6%
City of Chicago Illinois, GO, Refunding Series A, 6.00%, 1/01/38	1,850	1,921,725
City of Chicago Illinois, GO, Refunding, Series A, 5.00%, 1/01/36	3,000	2,818,950
City of Chicago Illinois O’Hare International Airport, Refunding RB, Series C, AMT, 5.00%, 1/01/46	3,000	3,206,280
Illinois Finance Authority, RB, Lake Forest College, Series A, 6.00%, 10/01/48	1,700	1,804,329
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,536,864
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,038,380
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,805	2,891,478
Presence Health Network, Series C, 4.00%, 2/15/41	3,410	2,924,859

BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Presence Health Network, Series C, 5.00%, 2/15/41	$3,000	$3,101,430
Rogers Park Montessori School Project, Series 2014, 6.00%, 2/01/34	335	348,464
Rogers Park Montessori School Project, Series 2014, 6.13%, 2/01/45	790	818,195
Roosevelt University Project, 6.50%, 4/01/44	830	876,878
Swedish Covenant, Series A, 6.00%, 2/15/20 (a)	1,000	1,132,150
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 6/15/53	3,925	4,135,301
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 6/15/44 (d)	3,455	913,502
Quad Cities Regional EDA, Refunding RB, Augustana College, 4.75%, 10/01/32	675	698,092
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	390	442,935
State of Illinois, GO:
5.00%, 2/01/39	500	498,650
Series A, 5.00%, 4/01/35	1,460	1,464,497
Series A, 5.00%, 4/01/38	2,190	2,190,000

		34,762,959
Indiana — 2.4%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A:
7.13%, 11/15/42	1,500	1,629,660
7.13%, 11/15/47	1,500	1,625,865
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	525	620,519
7.00%, 1/01/44	1,270	1,515,707
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 1/01/29 (b)	3,320	3,159,544
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1 (b):
6.63%, 1/15/34	430	438,123

Municipal Bonds	Par (000)	Value
Indiana (continued)
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1 (b) (continued):
6.75%, 1/15/43	$830	$845,645
6.88%, 1/15/52	1,270	1,293,889
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/44	370	389,007
5.00%, 7/01/48	1,230	1,297,982
5.25%, 1/01/51	2,500	2,661,325
Indiana Finance Authority, Refunding RB, Marquette Project, 5.00%, 3/01/39	725	733,468
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 1/15/51 (b)	1,745	1,728,771

		17,939,505
Iowa — 2.8%
Iowa Finance Authority, Refunding RB:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	6,125	6,164,751
Sunrise Retirement Community Project, 5.50%, 9/01/37	890	882,408
Sunrise Retirement Community Project, 5.75%, 9/01/43	1,385	1,391,953
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Senior Series A-1, 5.00%, 12/01/21	2,840	2,974,815
Iowa Tobacco Settlement Authority, Refunding RB, Series C:
Asset-Backed, 5.50%, 6/01/42	2,000	1,999,840
5.38%, 6/01/38	3,075	3,074,785
Xenia Rural Water District, Refunding RB, 5.00%, 12/01/41	4,000	4,314,520

		20,803,072
Kansas — 0.1%
City of Wichita Kansas, RB, 5.25%, 12/01/36	500	503,735
Kentucky — 0.5%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (d)	250	196,485

6	BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, 6.00%, 7/01/53	$3,000	$3,344,370

		3,540,855
Louisiana — 1.3%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (b)	3,145	3,193,401
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	1,630	1,858,477
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	712,977
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 5/15/35	3,910	4,246,260

		10,011,115
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,164,752
Maryland — 1.1%
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.50%, 6/01/43	1,200	1,208,484
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	813,472
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,910	3,171,027
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,610,970
Transportation Facilities Project, Series A, 5.75%, 6/01/35	265	284,605

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland EDC, Refunding RB, University of Maryland Project, 5.00%, 7/01/39	$950	$1,009,280

		8,097,838
Massachusetts — 2.9%
Massachusetts Development Finance Agency, RB:
5.50%, 11/15/46	19	17,696
Boston Medical Center, Series D, 4.00%, 7/01/45	715	692,592
Boston Medical Center, Series D, 5.00%, 7/01/44	5,865	6,134,790
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	380,894
Linden Ponds, Inc. Facility, Series A-1, 6.25%, 11/15/39	353	363,389
North Hill Communities Issue, Series A, 6.50%, 11/15/43 (b)	2,480	2,601,470
Series B, 0.00%, 11/15/56 (d)	94	467
Seven Hills Foundation and Affiliates, 5.00%, 9/01/45	2,230	2,289,385
UMass Boston Student Housing Project, 5.00%, 10/01/41	2,500	2,663,425
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	3,000	3,011,760
Emmanuel College Issue, Series A, 4.00%, 10/01/46	2,970	2,855,477
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	579,263

		21,590,608
Michigan — 0.6%
Kentwood EDC, Refunding RB, Limited Obligation, Holland Home, 5.63%, 11/15/41	1,000	1,049,500
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	350	366,405
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	800	848,776

BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19 (a)	$1,710	$1,907,060

		4,171,741
Minnesota — 0.8%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 7/01/45	2,065	2,076,069
City of Deephaven Minnesota, Refunding RB, Eagle Ridge Academy Project, Series A, 5.25%, 7/01/40	500	510,700
City of Ham Lake Minnesota, RB, Series A:
5.00%, 7/01/36	680	660,307
5.00%, 7/01/47	2,050	1,931,182
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/21 (a)	500	605,240

		5,783,498
Missouri — 1.0%
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church (b):
5.75%, 11/15/36	1,390	1,338,667
6.00%, 11/15/46	1,000	971,360
6.00%, 11/15/51	560	533,456
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/20 (a)	435	524,936
Lees Summit IDA, RB, John Knox Obligated Group, 5.25%, 8/15/39	1,890	1,967,774
Poplar Bluff Regional Transportation Development District, RB, 4.75%, 12/01/42	2,200	2,248,092

		7,584,285
Nebraska — 0.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	780	826,582

Municipal Bonds	Par (000)	Value
Nebraska (continued)
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Nebraska Medicine, 4.00%, 5/15/51	$3,135	$3,129,043

		3,955,625
Nevada — 0.1%
County of Clark Nevada, Refunding, Special Assessment, Special Improvement District No. 142, Mountain’s Edge:
4.00%, 8/01/22	715	716,330
4.00%, 8/01/23	440	440,590

		1,156,920
New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	435	478,652
New Jersey — 6.5%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,750	5,753,278
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	1,155	1,152,367
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	1,500	1,621,470
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 4.88%, 9/15/19	655	676,864
Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,965	2,090,681
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	840	897,809
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	1,360	1,477,286
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	3,000	3,397,920
Provident Group-Kean Properties, Series A, 5.00%, 7/01/32	235	252,235

8	BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB (continued):
Provident Group-Kean Properties, Series A, 5.00%, 7/01/37	$375	$395,396
Team Academy Charter School Project, 6.00%, 10/01/43	970	1,054,574
New Jersey EDA, Refunding RB, Bancroft Neurohealth Project, Series A, 5.00%, 6/01/36	1,045	1,024,727
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Princeton HealthCare System, 5.00%, 7/01/32	1,140	1,281,736
Princeton HealthCare System, 5.00%, 7/01/33	1,450	1,618,099
St. Joseph’s Healthcare System, 6.63%, 7/01/18 (a)	725	774,626
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	3,895	3,611,288
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/27	5,000	5,354,850
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28	7,050	7,500,636
Transportation Program, Series AA, 5.25%, 6/15/41	1,265	1,284,279
Transportation Program, Series AA, 5.00%, 6/15/44	1,860	1,857,117
Transportation Program, Series AA, 5.00%, 6/15/44	1,005	1,003,442
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 5.00%, 6/01/41	5,045	4,906,061

		48,986,741
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	2,030	2,158,946
New York — 13.9%
Build NYC Resource Corp., RB, 5.50%, 11/01/44	1,970	1,967,124

Municipal Bonds	Par (000)	Value
New York (continued)
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (b)	$1,215	$1,279,565
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 6/01/48	4,475	4,566,514
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 6/01/43	485	486,285
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (b)	8,200	8,515,044
5.00%, 6/01/42	4,520	4,281,344
5.00%, 6/01/45	1,695	1,613,301
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series C, 5.00%, 6/01/51	7,230	7,402,580
County of Dutchess New York IDA, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/46	4,755	3,927,012
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Asset-Backed, Series A-3, 5.13%, 6/01/46	905	865,515
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,425	1,496,484
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	4,495	4,731,887
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	3,210	3,100,218
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	6,425	6,910,794
5.00%, 11/15/51	3,135	3,369,937
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	375	407,966

BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	$7,365	$7,697,677
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	450	482,499
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	1,070	1,156,296
3 World Trade Center Project, Class 3, 7.25%, 11/15/44 (b)	3,115	3,682,210
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	3,000	3,217,410
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	3,130	3,284,215
5.00%, 8/01/31	6,995	7,312,293
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	3,895	3,918,058
Rockland Tobacco Asset Securitization Corp., RB, Asset-Backed, 5.75%, 8/15/43	690	690,179
State of New York Dormitory Authority, Refunding RB, Orange Regional Medical Center (b):
5.00%, 12/01/33	590	636,297
5.00%, 12/01/35	785	840,515
Suffolk Tobacco Asset Securitization Corp., RB, Tobacco Settlement, Asset-Backed Bonds, Series B, 5.38%, 6/01/28	7,305	7,322,751
Town of Oyster Bay New York, GO, Refunding:
Series A, 3.50%, 6/01/18	4,450	4,482,619
Series B, 3.50%, 2/02/18	740	746,431
Series C, 4.00%, 6/01/18	845	856,188
Series D, 3.88%, 6/28/17	425	425,803

Municipal Bonds	Par (000)	Value
New York (continued)
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 6/01/42	$1,000	$999,170
5.13%, 6/01/51	2,000	2,012,460

		104,684,641
North Carolina — 0.8%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 6/30/54	1,385	1,447,630
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	3,055	3,355,428
Carolina Village Project, 6.00%, 4/01/38	1,000	1,018,540

		5,821,598
Ohio — 3.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
Senior Turbo Term, 5.88%, 6/01/47	9,145	8,750,302
6.00%, 6/01/42	10,000	9,643,500
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 7/01/42	1,275	1,466,938
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 1/01/46	2,295	2,365,365
Port of Greater Cincinnati Development Authority, RB, AHA-Colonial Village Athens Garden, 5.25%, 12/01/50	740	742,501
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	2,410	2,532,814

		25,501,420
Oklahoma — 0.2%
County of Tulsa Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37 (h)	1,050	1,120,119

10	BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Oklahoma (continued)
Oklahoma Development Finance Authority, Refunding RB, Inverness Village Community, 6.00%, 1/01/32	$345	$356,599

		1,476,718
Oregon — 0.3%
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A:
5.13%, 7/01/35	620	610,204
5.38%, 7/01/45	1,445	1,453,670

		2,063,874
Pennsylvania — 4.5%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	1,185	1,234,557
5.00%, 5/01/42	2,730	2,828,935
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/36	3,000	3,214,800
County of Beaver Pennsylvania IDA, Refunding RB, Series A, 4.00%, 1/01/35 (c)	3,000	1,065,000
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (a)	2,415	2,634,717
6.38%, 1/01/39	265	286,695
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	836,478
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 7/01/32	745	759,006
County of Montgomery Pennsylvania IDA, RB:
Foulkeways Gwynedd Project, 4.00%, 12/01/39	400	368,536
Foulkeways Gwynedd Project, 5.00%, 12/01/46	470	490,337
New Hampshire School III Properties Project, 6.50%, 10/01/37	2,900	2,902,581

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities, 5.00%, 11/15/36	$4,320	$4,626,374
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	1,345	1,542,769
East Hempfield Township Pennsylvania IDA, RB:
5.00%, 7/01/34	1,000	1,049,490
5.00%, 7/01/46	1,750	1,811,162
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	895	962,143
U.S. Airways Group, Series A, 7.50%, 5/01/20	1,200	1,325,772
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	5,390	5,715,071

		33,654,423
Puerto Rico — 2.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, Series A:
5.38%, 5/15/33	1,740	1,746,786
5.50%, 5/15/39	1,020	1,021,734
5.63%, 5/15/43	2,795	2,796,481
0.00%, 5/15/50 (d)	38,935	4,006,022
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement, Series A: (f)(g)
5.50%, 7/01/39	1,080	637,200
8.00%, 7/01/35	2,760	1,714,650
Commonwealth of Puerto Rico, GO, Series A (f)(g):
6.00%, 7/01/38	1,210	713,900
Refunding Series C, 6.50%, 7/01/40	400	239,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/44	2,590	1,969,799

BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.13%, 7/01/24 (e)	$460	$369,891
6.00%, 7/01/38	1,540	1,179,070

		16,394,533
Rhode Island — 1.8%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	1,005	1,055,079
Series A, 5.00%, 6/01/40	1,000	1,043,520
Series B, 4.50%, 6/01/45	6,350	6,104,509
Series B, 5.00%, 6/01/50	5,650	5,706,218

		13,909,326
South Carolina — 2.0%
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	5,000	5,210,600
State of South Carolina Ports Authority, RB, AMT, 5.00%, 7/01/45	1,975	2,129,781
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	7,000	7,484,610

		14,824,991
Tennessee — 0.2%
County of Knox Health Educational & Housing Facility Board, Refunding RB, University Health System, Inc., 5.00%, 4/01/36	560	607,706
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/40	925	1,023,004

		1,630,710
Texas — 6.2%
Arlington Higher Education Finance Corp., RB, Series A, 5.88%, 3/01/24	500	496,755
Central Texas Regional Mobility Authority, Refunding RB:
CAB, 0.00%, 1/01/28 (d)	3,000	1,959,840
CAB, 0.00%, 1/01/29 (d)	500	310,715

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB (continued):
CAB, 0.00%, 1/01/30 (d)	$1,330	$788,770
CAB, 0.00%, 1/01/31 (d)	4,000	2,252,600
Senior Lien, 6.25%, 1/01/21 (a)	765	896,389
City of Austin Texas Airport System Revenue, RB, Series B, AMT, 5.00%, 11/15/46	3,500	3,868,375
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	120	126,188
Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 7/15/38	1,110	1,224,163
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	1,000	1,054,030
United Airlines, Inc., Airport Improvement Projects, Series C, AMT, 5.00%, 7/15/20	825	866,333
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/15/31	255	275,285
5.75%, 8/15/41	280	300,857
County of Bexar Texas Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/20 (a)	1,320	1,522,858
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding, MRB, Brazos Presbyterian Homes, Inc. Project, Series A:
5.00%, 1/01/38	510	518,624
5.00%, 1/01/43	520	529,053
5.13%, 1/01/48	1,535	1,562,783
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (d)	350	99,323
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	290	316,492

12	BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB:
Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	$410	$422,165
Senior Living Center Project, Series A, 8.25%, 11/15/44	800	849,560
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Barton Creek Senior Living Center, 4.75%, 11/15/35	110	112,664
County of Travis Texas Health Facilities Development Corp., Refunding RB, 7.13%, 1/01/46	1,920	2,084,026
Fort Bend County Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	5,195	5,253,963
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., 6.50%, 5/15/21 (a)	535	641,428
Mesquite Health Facility Development Corp., Refunding RB, 5.13%, 2/15/42	690	702,151
Mission Economic Development Corp., RB, Senior Lien, Natgasoline Project, Series B, AMT, 5.75%, 10/01/31 (b)	2,565	2,689,095
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 4/01/36	890	996,862
6.00%, 4/01/45	1,355	1,523,643
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A (b):
5.00%, 8/15/36	695	678,118
5.00%, 8/15/46	695	664,079
Newark Higher Education Finance Corp., RB, Series A (b):
5.50%, 8/15/35	325	322,751
5.75%, 8/15/45	645	646,651
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42 (f)(g)	1,330	1,050,567

Municipal Bonds	Par (000)	Value
Texas (continued)
Red River Health Facilities Development Corp., First MRB, Project (continued):
Wichita Falls Retirement Foundation, 5.13%, 1/01/41	$600	$615,192
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
AMT, Blueridge Transportation Group, 5.00%, 12/31/50	3,480	3,684,485
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	1,000	1,133,110
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	1,963,103
Town of Flower Mound Texas, Special Assessment Bonds, 6.50%, 9/01/36	1,500	1,535,310

		46,538,356
Utah — 0.7%
State of Utah Charter School Finance Authority, RB:
Navigator Pointe Academy, Series A, 5.63%, 7/15/40	1,000	1,042,030
Spectrum Academy Project, 6.00%, 4/15/45 (b)	2,000	2,066,500
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,050	2,110,864

		5,219,394
Virginia — 2.5%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 7/01/42	2,000	2,003,500
Residential Care Facility, 5.00%, 7/01/47	1,015	1,014,919
Lower Magnolia Green Community Development Authority, Special Assessment Bonds (b):
5.00%, 3/01/35	495	499,425
5.00%, 3/01/45	510	510,541
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 3/01/26	515	568,529
6.88%, 3/01/36	450	495,769

BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017	13

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds	Par (000)	Value
Virginia (continued)
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 6/01/47	$5,910	$5,432,945
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (b)	535	543,271
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A, 5.00%, 7/01/45 (b)	375	380,798
Virginia Small Business Financing Authority, RB, Senior Lien, AMT:
Elizabeth River Crossings OpCo LLC Project, 6.00%, 1/01/37	3,360	3,769,718
Express Lanes LLC, 5.00%, 7/01/34	3,300	3,440,547

		18,659,962
Washington — 0.4%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	578,883
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	1,005	1,026,155
Washington State Housing Finance Commission, Refunding RB (b):
5.75%, 1/01/35	355	346,295
6.00%, 1/01/45	940	912,120

		2,863,453
Wisconsin — 1.5%
Public Finance Authority, RB, Series A:
5.00%, 12/01/45	2,060	2,090,261
5.15%, 12/01/50	1,315	1,340,314
Voyager Foundation, Inc. Project, 5.13%, 10/01/45	1,850	1,857,918
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	525	526,318
Celanese Project, Series D, 4.05%, 11/01/30	525	513,439
Senior Obligated Group, Series B, AMT, 5.00%, 7/01/42	2,150	2,202,653

Municipal Bonds	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Mile Bluff Medical Center, 5.50%, 5/01/34	$875	$899,211
Mile Bluff Medical Center, 5.75%, 5/01/39	1,065	1,096,109
St. Johns Communities, Inc., Series A, 7.25%, 9/15/19 (a)	75	85,913
St. Johns Communities, Inc., Series A, 7.63%, 9/15/19 (a)	145	167,408
Wisconsin Housing & Economic Development Authority, RB, WHPC Madison Pool Project, Series A, 4.70%, 7/01/47	740	776,808

		11,556,352
Total Municipal Bonds — 88.6%		665,716,811

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Alabama — 0.4%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	2,880	2,964,614
California — 0.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (a)	480	523,398
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	1,678	1,853,264

		2,376,662
Colorado — 0.8%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 1/01/40	5,592	5,974,624
District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(j)	939	1,009,082

14	BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Florida — 0.5%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	$3,499	$3,873,250
Illinois — 1.1%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,480	2,819,686
State of Illinois Toll Highway Authority, RB, Senior Priority, Series A, 5.00%, 1/01/40	5,011	5,514,939

		8,334,625
New York — 7.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series HH, 5.00%, 6/15/31 (j)	3,015	3,409,121
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	1,720	1,952,006
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	11,699	13,164,258
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,725	8,720,562
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	2,520	2,870,758
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 3/15/36	21,670	24,711,601
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,925	3,336,781

		58,165,087
North Carolina — 0.4%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,930	3,289,658
Ohio — 0.3%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	2,010	2,148,695

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	$3,677	$4,213,544
Virginia — 0.4%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,696,176
Washington — 1.7%
City of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,330,327
Snohomish County Public Utility District No 1, 5.00%, 12/01/45	8,664	9,620,734

		12,951,061
Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/19 (a)(j)	2,179	2,354,341
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.7%		110,351,419
Total Long-Term Investments (Cost — $756,807,647) — 103.5%		777,596,730

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.66% (k)(l)	25,465,365	25,470,459
Total Short-Term Securities (Cost — $25,469,960) — 3.4%		25,470,459
Total Investments (Cost — $782,277,607*) — 106.9%		803,067,189
Other Assets Less Liabilities — 1.1%		8,517,325
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.0)%		(60,164,618)

Net Assets — 100.0%		$751,419,896

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$722,076,873

Gross unrealized appreciation	$32,831,505
Gross unrealized depreciation	(11,883,953)

Net unrealized appreciation	$20,947,552

BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017	15

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	Zero-coupon bond.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Non-income producing security.

(h)	When-issued security.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between April 1, 2017 to November 15, 2019, is $6,220,511.

(k)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	48,518,149	(23,052,784)	25,465,365	$25,470,459	$101,128	$12,735	$499

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(29)	5-Year U.S. Treasury Note	June 2017	$3,414,071	$3,489
(138)	10-Year U.S. Treasury Note	June 2017	$17,189,625	15,743
(107)	Long U.S. Treasury Bond	June 2017	$16,140,281	28,763
(42)	Ultra U.S. Treasury Bond	June 2017	$6,746,250	6,351
Total				$54,346

Portfolio Abbreviations

ACA	American Capital Access Holding Ltd.
AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.

16	BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund

ERB	Education Revenue Bonds
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,528,500	$776,068,230	—	$777,596,730
Short-Term Securities	25,470,459	—	—	25,470,459

Total	$26,998,959	$776,068,230	—	$803,067,189

BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017	17

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest Rate contracts	$54,346	—	—	$54,346

[1]   See above Schedule of Investments for values in each state or political subdivision.

[2]   Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $60,042,764 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

18	BLACKROCK HIGH YIELD MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$15,955	$17,599,163
City of Homewood, GO, Refunding, 5.25%, 9/01/46	27,625	32,197,214
Prattville Alabama IDB, RB, Recovery Zone Facility, Series C, 6.25%, 11/01/33	3,380	3,733,548
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20 (a)	16,315	18,860,466

		72,390,391
Alaska — 0.1%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC) (a):
6.00%, 9/01/19	5,250	5,847,030
6.00%, 9/01/19	1,270	1,414,424
6.00%, 9/01/19	730	813,016

		8,074,470
Arizona — 1.5%
City of Mesa Arizona Utility System, RB, 5.00%, 7/01/35	30,000	33,642,300
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	115	116,837
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.88%, 7/01/44	3,440	3,864,083
Legacy Traditional Schools Project, Series A, 6.50%, 7/01/34 (b)	2,000	2,238,380
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (b)	3,500	3,951,535
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 7/01/45 (b)	2,280	2,285,928
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 5.00%, 1/01/38	13,215	14,921,453
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (a)	1,200	1,297,896

Municipal Bonds	Par (000)	Value
Arizona (continued)
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	$500	$501,535
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A:
5.00%, 1/01/38	10,000	11,587,700
5.00%, 12/01/41	16,295	18,437,629

		92,845,276
California — 17.6%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	11,525	12,722,102
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	21,340	24,206,816
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/19 (a)	26,655	29,561,728
Stanford Hospital, Series A-3, 5.50%, 11/15/40	8,000	9,165,360
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/42	39,000	44,935,800
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	11,600	13,158,344
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West (a):
Series B, 5.50%, 7/01/17	2,875	2,908,925
Series E, 5.50%, 7/01/17	1,920	1,942,656
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	24,300	26,691,120
City & County of San Francisco California Airports Commission, RB, ,San Francisco International Airport, Series A, AMT, 5.00%, 5/01/41	25,000	27,629,250
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	8,614,313
5.75%, 5/01/23	17,000	17,798,490

BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles California Department of Water & Power, RB, Power System, Series B, 5.00%, 7/01/42	$16,975	$19,387,487
City of Los Angeles California Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	40,000	45,214,400
Water System, 5.00%, 7/01/46	29,335	33,359,762
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E (a):
6.00%, 9/01/19	4,915	5,485,189
6.00%, 9/01/19	9,450	10,546,295
City of San Jose California, Refunding ARB, AMT:
(AGM), 5.00%, 3/01/37	20,000	20,023,200
Series A (AMBAC), 5.50%, 3/01/32	6,530	6,538,489
Series A-1, 5.75%, 3/01/34	7,010	7,931,885
Series A-1, 6.25%, 3/01/34	5,250	6,038,393
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,510	1,753,895
6.50%, 5/01/42	5,130	5,954,237
City of San Juan California Water District, COP, Series A, 6.00%, 2/01/39	10,000	10,882,200
County of Alameda & City of Oakland California, GO, Election of 2012, 6.63%, 8/01/38	3,750	4,500,488
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Proposition C, Sales Tax Revenue, Series A, 5.00%, 7/01/42	45,000	52,327,800
County of Orange California Airport, ARB, Series B, 5.25%, 7/01/34	13,045	13,182,755
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/19 (a)	10,000	10,717,400
County of Orange California Water District, COP, Refunding, 5.00%, 8/15/19 (a)	15,000	16,365,150
County of Sacramento California, RB, Subordinated & Passenger Facility Charges/Grant, Series C (a):
6.00%, 7/01/18	16,920	17,981,222
6.00%, 7/01/18	13,285	14,118,235

Municipal Bonds	Par (000)	Value
California (continued)
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A (a):
5.50%, 3/01/21	$26,390	$30,029,181
6.00%, 3/01/21	12,830	14,866,891
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.38%, 9/01/35	26,315	30,412,509
Desert Community College District, GO, Refunding, 5.00%, 8/01/37	12,610	14,396,080
Gilroy Public Facilities Financing Authority, Refunding RB, 6.00%, 11/01/33	6,535	7,858,141
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A-1:
Senior, 5.75%, 6/01/47	30,000	29,995,800
5.13%, 6/01/47	23,405	22,955,858
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	3,500	4,185,125
Los Angeles Department of Water, Refunding RB, Water System, Series B, 5.00%, 7/01/46	13,225	15,039,470
Los Angeles Department of Water & Power, RB:
Power System, Series A, 5.00%, 7/01/36	12,000	13,916,280
Sub Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	27,751,625
Los Angeles Department of Water & Power, Refunding RB, Power System, Series B (c):
5.25%, 7/01/37	13,500	16,036,245
5.25%, 7/01/38	15,000	17,804,100
5.25%, 7/01/39	7,000	8,308,580
Metropolitan Water District of Southern California, RB, Series A:
Authorization, 5.00%, 1/01/39	10,000	10,657,700
5.00%, 7/01/37	8,500	8,585,425
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 7/01/35	13,375	14,527,925
Modesto Irrigation District, COP:
6.00%, 4/01/19 (a)	3,450	3,784,581
Series A, 6.00%, 10/01/39	8,305	9,033,598
Mountain View-Whisman School District, GO, Election of 2012, Series B, 4.00%, 9/01/42	10,000	10,365,400

2	BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
California (continued)
Municipal Improvement Corp. of Los Angeles, Refunding RB, Real Property, Series B, 5.00%, 11/01/36	$15,490	$17,692,678
Ohlone Community College District, GO, Election of 2010, Series C, 4.00%, 8/01/41	10,000	10,322,300
Palomar Community College District, GO, Election of 2006, Series D, 5.25%, 8/01/45 (c)	6,400	7,595,008
Port of Oakland California, Refunding RB, Senior Lien, Series P, AMT, 5.00%, 5/01/31	13,010	14,298,771
San Diego Public Facilities Financing Authority, RB, Water Utility, Series B, 5.38%, 8/01/19 (a)	15,000	16,463,700
San Diego Public Facilities Financing Authority, Refunding RB, Series A, 5.00%, 5/15/39	10,000	11,465,100
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/19 (a)	23,000	25,326,220
State of California, GO:
Various Purposes, 6.50%, 4/01/33	33,550	37,110,326
Various Purposes, 6.00%, 4/01/38	33,925	37,190,620
Refunding Various Purpose, 5.00%, 8/01/37	20,000	22,797,400
State of California Public Works Board, LRB, Various Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	14,125	15,940,910
Sub-Series I-1, 6.13%, 11/01/19 (a)	10,015	11,268,477
Sub-Series I-1, 6.38%, 11/01/19 (a)	11,680	13,215,920
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.00%, 6/01/37	5,000	4,999,650
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/19 (a)	19,355	20,976,949
University of California, RB, Series O (a):
5.25%, 5/15/19	3,355	3,644,973

Municipal Bonds	Par (000)	Value
California (continued)
University of California, RB, Series O (a) (continued):
5.25%, 5/15/19	$11,445	$12,434,191

		1,114,897,093
Colorado — 0.1%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,655	4,926,014
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiative, 5.50%, 7/01/34	1,600	1,659,072
Frasier Meadows Retirement Community Project, 5.25%, 5/15/47 (c)	2,500	2,588,950

		9,174,036
Delaware — 0.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	31,500	33,878,565
District of Columbia — 3.4%
District of Columbia, GO:
Series A, 5.00%, 6/01/41	2,625	2,991,004
Series D, 5.00%, 6/01/41	23,300	26,762,380
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	22,828,128
District of Columbia Water & Sewer Authority, Refunding RB:
Series A, 5.50%, 10/01/18 (a)	7,475	7,975,152
Series A, 6.00%, 10/01/18 (a)	12,630	13,568,788
Series B, 5.25%, 10/01/40	48,060	55,924,539
Series B, 5.25%, 10/01/44	63,075	73,242,690
Subordinate Lien, Series A, 5.00%, 10/01/39	4,085	4,649,220
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	5,765	6,218,590

		214,160,491
Florida — 5.4%
City of St. Augustines Florida, RB, 5.75%, 10/01/41	1,345	1,564,961
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	8,284,500

BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	$4,990	$5,512,154
County of Miami-Dade Florida, GO, Building Better Communities Program (a):
Series B, 6.38%, 7/01/18	9,300	9,921,612
Series B-1, 6.00%, 7/01/18	30,000	31,866,000
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	6,325	7,528,521
Series A, 5.50%, 10/01/42	5,375	6,200,923
Series B, AMT, 6.25%, 10/01/38	5,000	5,920,750
Series B, AMT, 6.00%, 10/01/42	2,350	2,703,652
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A, AMT (AGC) (a):
5.50%, 10/01/18	5,505	5,865,192
5.50%, 10/01/18	7,000	7,458,010
County of Miami-Dade Florida, Refunding RB:
5.00%, 10/01/41	8,500	9,479,285
Water & Sewer Systems, Series C, 6.00%, 10/01/18 (a)	25,000	26,821,250
East Central Regional Wastewater Treatment Facilities Operation Board, RB, Green Bond Biosolids Project, 5.50%, 10/01/44	29,160	34,976,545
Florida Housing Finance Corp., Refunding RB, S/F Housing, Homeowner Mortgage, Series 1 (Ginnie Mae), AMT, 6.00%, 7/01/39	1,515	1,523,302
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.13%, 6/01/27	10,010	11,272,061
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	835	835,526
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	16,825	17,583,134

Municipal Bonds	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
4.63%, 5/01/27	$1,745	$1,747,024
5.25%, 5/01/37	2,760	2,768,446
5.38%, 5/01/47	4,785	4,808,829
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	11,125	13,821,589
State of Florida, GO:
Board of Education, Series A, 5.50%, 6/01/38	4,790	5,075,819
Board of Education, Series E, 5.00%, 6/01/37	39,730	43,825,766
Board of Education, Series C, 5.00%, 6/01/37	65,545	66,657,954
State of Florida, RB, Board of Education Lottery Revenue, Series A, 5.75%, 7/01/28	3,890	4,151,214
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	155	108,475
Watergrass Community Development District Florida, Special Assessment Bonds, Series B, 6.96%, 11/01/17	185	184,341

		338,466,835
Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	30,000	34,868,400
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	4,950	5,710,172
County of Richmond Georgia Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	4,004,175
County of Rockdale Georgia Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,009,700

4	BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Series D, 6.00%, 7/01/18 (a)	$7,395	$7,859,776
Project One, Series D, 6.00%, 1/01/23	2,605	2,765,676
Series EE (AMBAC), 7.00%, 1/01/25	20,000	25,798,400

		86,016,299
Illinois — 7.9%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	991,880
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (a)	29,835	35,374,166
City of Chicago Illinois O’Hare International Airport, RB, Senior Lien, Series D, 5.25%, 1/01/42	38,915	44,635,894
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT:
5.50%, 1/01/34	5,380	6,009,944
5.38%, 1/01/39	1,325	1,454,029
City of Chicago Illinois Transit Authority, RB:
2nd Lien (AGM), 5.00%, 12/01/46	10,000	10,869,900
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	15,000	16,223,700
City of Chicago Illinois Wastewater Transmission, RB, Series A (BHAC), 5.50%, 1/01/38	3,000	3,078,120
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien (AGM), 5.25%, 11/01/33	5,000	5,197,800
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/18 (a)	7,020	7,621,754
Carle Foundation, Series A, 6.00%, 8/15/41	6,500	7,370,155
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	19,285	21,926,467
DePaul University, Series A, 6.13%, 4/01/21 (a)	11,935	14,060,146
Memorial Health System, Series A, 5.25%, 7/01/44	8,370	8,834,033

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB (continued):
Rush University Medical Center, Series B, 7.25%, 11/01/18 (a)	$5,280	$5,792,899
Rush University Medical Center, Series C, 6.38%, 5/01/19 (a)	2,860	3,165,677
University of Chicago, Series B, 6.25%, 7/01/18 (a)	25,035	26,672,790
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	4,220	4,632,547
Central Dupage Health, Series B, 5.75%, 11/01/39	6,000	6,635,640
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	40,395	44,485,398
OSF Healthcare System, 6.00%, 5/15/20 (a)	7,875	8,972,066
OSF Healthcare System, 6.00%, 5/15/39	4,395	4,833,269
Presence Health Network, Series C, 5.00%, 2/15/41	29,575	30,574,931
Roosevelt University Project, 6.50%, 4/01/39	3,000	3,172,950
Rush University Medical Center Obligated Group, Series A, 7.25%, 11/01/18 (a)	7,605	8,343,750
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/18 (a)	6,900	7,570,266
Series A, 5.00%, 2/15/45	15,285	16,275,468
University of Chicago Medical Center, Series B, 4.00%, 8/15/41	27,750	27,929,265
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000	15,410,550
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Refunding Bonds, Series B-2, 5.25%, 6/15/50	72,000	73,396,800
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,865	15,746,896

BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Illinois (continued)
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	$10,000	$10,014,600

		497,273,750
Indiana — 3.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	3,870	4,574,108
7.00%, 1/01/44	7,330	8,748,135
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	17,510	19,732,194
Sisters of St. Francis Health Services, 5.25%, 11/01/39	31,460	33,848,129
Wastewater, 1st Lien, 5.25%, 10/01/31	10,875	12,294,949
Indiana Finance Authority, Refunding RB, Series A:
Parkview Health System, 5.75%, 5/01/31	1,660	1,788,849
Trinity Health, 5.63%, 12/01/38	12,000	13,120,440
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	19,620	21,284,953
Indianapolis Local Public Improvement Bond Bank, RB, Pilot Infrastructure Project, Series F, 5.00%, 1/01/35	23,550	25,516,189
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/19 (a)	2,550	2,756,780
5.75%, 1/01/38	10,505	11,244,657
(AGC), 5.50%, 1/01/19 (a)	11,090	11,941,268
(AGC), 5.50%, 1/01/38	45,635	48,644,172

		215,494,823
Iowa — 1.3%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	18,750	21,773,250
Series A (AGC), 5.63%, 8/15/19 (a)	5,240	5,782,916

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	$38,050	$38,296,945
5.25%, 12/01/25	2,500	2,523,750
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.40%, 12/01/24	8,525	9,104,103
5.50%, 12/01/25	5,670	6,083,400

		83,564,364
Kansas — 0.0%
Counties of Sedgwick & Shawnee Kansas, RB, AMT (Ginnie Mae), 6.95%, 6/01/29	120	125,170
Louisiana — 0.5%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 1/01/23	1,370	1,475,066
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 9/15/44 (b)	2,500	2,538,475
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	8,030	8,229,465
Series A-1, 6.50%, 11/01/35	17,185	19,596,399

		31,839,405
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	14,001,260
6.95%, 7/01/41	2,235	2,440,218

		16,441,478
Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22 (f)	3,280	3,882,864

6	BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (a)	$11,000	$12,893,650

		16,776,514
Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Refunding Series B, 5.00%, 7/01/38	2,535	2,910,865
Massachusetts Development Finance Agency, RB, Series A:
Emerson College Issue, 5.00%, 1/01/47	25,200	27,027,000
Emerson College Issue, 5.25%, 1/01/42	9,655	10,620,886
Foxborough Regional Charter School, 7.00%, 7/01/42	1,375	1,496,371
Massachusetts Development Finance Agency, Refunding RB, Series A, Harvard University, 5.50%, 11/15/18 (a)	65,395	70,128,944
Massachusetts HFA, RB, M/F Housing, Series B, 7.00%, 12/01/38	4,585	4,793,755
Massachusetts Water Resources Authority, Refunding RB, Series C, 5.25%, 8/01/42	5,000	5,661,750
University of Massachusetts Building Authority, Refunding RB, Senior Series A:
5.25%, 11/01/42	58,840	70,002,537
5.25%, 11/01/47	14,425	17,075,882

		209,717,990
Michigan — 1.8%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	6,485	7,361,318
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Series C:
5.25%, 7/01/34	17,775	20,471,823
5.25%, 7/01/35	30,730	35,260,524
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	4,490	4,824,954
6.00%, 10/15/18 (a)	7,550	8,113,230
6.00%, 10/15/38	415	443,755

Municipal Bonds	Par (000)	Value
Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series W, 6.00%, 8/01/19 (a)	$5,145	$5,707,040
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	18,130	19,954,966
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/18 (a)	4,540	4,895,936
6.25%, 10/15/18 (a)	2,710	2,922,464
6.25%, 10/15/38	250	268,270
State of Michigan HDA, RB, S/F Housing, Series C, AMT, 5.50%, 12/01/28	955	997,583

		111,221,863
Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/18 (a)	5,940	6,481,075
Series B (AGC), 6.50%, 11/15/18 (a)	2,775	3,017,119
Series B (AGC), 6.50%, 11/15/38	15,240	16,395,344
County of Ramsey Minnesota Housing & Redevelopment Authority, RB, Hanover Townhouses Project, M/F Housing, AMT, 6.00%, 7/01/31	1,090	1,094,687

		26,988,225
Mississippi — 0.0%
County of Warren Mississippi, RB, International Paper Co. Project, Series A, 6.50%, 9/01/32	1,890	2,003,854
Missouri — 0.0%
City of St. Louis Missouri, RB, Lambert-St. Louis International Airport, Series A-1, 6.25%, 7/01/29	1,175	1,291,666
Nebraska — 0.5%
Omaha Public Power District, Seperate Electric System, Refunding RB, Series A:
5.25%, 2/01/42	14,265	16,276,365

BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Nebraska (continued)
Omaha Public Power District, Seperate Electric System, Refunding RB, Series A (continued):
5.25%, 2/01/46	$14,670	$16,694,900

		32,971,265
Nevada — 1.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	12,925	14,170,453
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	51,700	57,522,454
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 7/01/19 (a)	32,685	36,029,656

		107,722,563
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	15,605	17,170,962
New Jersey — 5.9%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	15	15,074
County of Cape May New Jersey Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	5,782,550
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	5,180	5,168,190
County of Monmouth New Jersey Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/18 (a)	3,600	3,839,724
New Jersey Economic Development Authority, Refunding RB:
5.00%, 6/15/26	5,000	5,205,400
School Facilities Construction, Series PP, 5.00%, 6/15/26	8,380	8,688,552
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	27,176,280
Series WW, 5.25%, 6/15/40	14,955	15,182,914

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	$8,280	$9,029,340
School Facilities Construction, Series NN, 5.00%, 3/01/23	5,125	5,433,269
Series B, 5.00%, 11/01/26	2,500	2,612,175
Series B, 5.50%, 6/15/30	44,645	47,510,316
New Jersey Educational Facilities Authority, Refunding RB:
Princeton University, Series C, 5.00%, 7/01/42 (c)	15,680	18,457,241
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (a)	2,870	3,235,294
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (a)	9,200	10,444,576
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (a)	33,185	39,340,486
AHS Hospital Corp., 6.00%, 7/01/21 (a)	1,200	1,422,588
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	17,110	18,767,788
St. Joseph’s Healthcare System, 6.63%, 7/01/18 (a)	200	213,690
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.75%, 12/01/27	395	431,439
5.75%, 12/01/28	325	353,974
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA:
6.38%, 10/01/28	55	56,690
6.50%, 10/01/38	60	61,766
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 1/01/45	23,210	25,554,210
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/27	7,000	7,496,790
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28	13,280	14,128,857

8	BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A, 6.00%, 6/15/35	$2,155	$2,314,125
Transportation System, Series A, 5.88%, 12/15/38	14,255	15,077,371
Transportation System, Series A, 5.00%, 6/15/42	5,680	5,679,602
Transportation System, Series AA, 5.50%, 6/15/39	39,890	41,587,319
Transportation System, Series B, 5.25%, 6/15/36	14,000	14,268,380
New Jersey Transportation Trust Fund Authority, RB, Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/31	7,600	7,754,736
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 5.00%, 6/01/41	12,705	12,355,104

		374,645,810
New Mexico — 0.0%
County of Santa Fe New Mexico, RB (AGM), 6.00%, 2/01/27	250	300,972
New York — 17.8%
City of New York New York, GO:
Sub-Series E-1, 6.25%, 10/15/18 (a)	12,875	13,906,288
Sub-Series E-1, 6.25%, 10/15/28	575	620,557
SubSeries I-1, 5.63%, 4/01/19 (a)	2,655	2,893,393
SubSeries I-1, 5.63%, 4/01/29	105	114,133
City of New York New York Housing Development Corp., RB, M/F Housing, Series M:
6.50%, 11/01/28	4,300	4,582,338
6.88%, 11/01/38	7,785	8,316,093
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series DD:
2nd General Resolution, Fiscal 2017, 5.25%, 6/15/47	14,285	16,659,024
5.00%, 6/15/47	12,065	13,691,603
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Subseries, 5.25%, 6/15/37	45,000	53,385,300

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution (continued):
Water & Sewer System, Series EE, 5.38%, 6/15/43	$7,125	$8,033,366
City of New York New York Water & Sewer System, RB, 2nd General Resolution, Series DD (BHAC), 5.75%, 6/15/40	9,500	10,015,565
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 6/01/41 (b)	19,800	20,560,716
5.00%, 6/01/45	22,495	21,410,741
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	9,025	10,243,285
Long Island Power Authority, Refunding RB, Electric System, Series A, 6.00%, 5/01/19 (a)	56,950	62,660,946
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	30,000	33,948,600
Series C, 6.50%, 11/15/18 (a)	1,450	1,578,296
Series C, 6.50%, 11/15/18 (a)	17,505	19,053,842
Series C, 6.50%, 11/15/28	4,510	4,908,098
Series D, 5.25%, 11/15/41	8,030	9,078,477
Sub-Series D-1, 5.25%, 11/15/44	38,000	43,646,040
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series A, 5.25%, 11/15/34	5,550	6,591,902
Green Bonds, Series A-1, 5.25%, 11/15/56	63,870	71,518,433
Series B, 5.00%, 11/15/37	59,110	66,917,840
Series C-1, 5.25%, 11/15/56	10,000	11,252,300
SubSeries C-1, 5.25%, 11/15/31	14,000	16,528,680
New York City Water & Sewer System, Refunding RB:
5.00%, 6/15/37	25,000	28,953,750
5.25%, 6/15/46	65,965	76,556,340
Series EE, 5.25%, 6/15/36	15,500	18,380,830
Series EE, 5.00%, 6/15/39	6,430	7,406,460
New York State Urban Development Corp., Refunding RB:
Series A, 5.00%, 3/15/38	3,150	3,621,398
Series D, 5.63%, 1/01/28	3,000	3,240,060

BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/31	$48,265	$50,454,300
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	5,000	5,029,600
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
151th Series, 6.00%, 9/15/28	74,580	78,111,363
152nd Series, 5.75%, 11/01/30	4,695	4,928,013
Port Authority of New York & New Jersey, Refunding RB:
5.25%, 11/15/56	58,140	66,998,210
194th Series, 5.25%, 10/15/55	37,020	42,231,676
State of New York Dormitory Authority, RB:
Columbia University, 5.00%, 7/01/38	46,870	49,225,686
Series B, 5.75%, 3/15/36	19,280	20,961,794
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, 5.00%, 6/15/42 (c)	25,465	29,585,237
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	41,135	46,647,090
Triborough Bridge & Tunnel Authority, RB:
Series A, 5.00%, 11/15/42	11,220	12,912,200
Series A-2, 5.38%, 11/15/18 (a)	2,135	2,285,005
Series A-2, 5.38%, 11/15/38	3,580	3,814,060
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	7,805	8,989,409
General, Series B, 5.00%, 11/15/38	8,445	9,750,175

Municipal Bonds	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
Series B, 5.00%, 11/15/36	$21,255	$24,599,899

		1,126,798,411
North Carolina — 0.1%
County of Columbus North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,313,800
State of North Carolina, RB, Series A, 5.25%, 5/01/31	4,000	4,442,640

		7,756,440
Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority, RB, 6.25%, 6/01/37	20,450	20,336,502
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	500	573,325
6.50%, 11/15/37	12,690	14,934,734
6.00%, 11/15/41	4,415	5,085,418
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.50%, 5/01/19 (a)	3,695	4,021,971
Series A, 5.50%, 5/01/34	6,900	7,232,856
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	15,315	16,374,338
State of Ohio Turnpike Commission, RB, Junior Lien, Series A, 5.25%, 2/15/39	7,500	8,475,375

		77,034,519
Oregon — 0.1%
State of Oregon, GO, Article XI-F1, Series A, 5.00%, 8/01/41	7,000	8,069,320
Pennsylvania — 2.4%
City of Philadelphia PA Water & Wastewater Revenue, RB, Series A, 5.00%, 7/01/40	3,725	4,120,036
City of Philadelphia Pennsylvania Gas Works, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (f)	2,200	2,403,874
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (a)	9,520	10,386,130

10	BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran (continued):
6.38%, 1/01/39	$1,055	$1,141,373
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 6/01/29	6,670	7,302,983
6.00%, 6/01/19 (a)	6,090	6,720,376
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project:
6.00%, 6/01/19 (a)	3,295	3,636,066
6.00%, 6/01/36	595	648,383
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, Brethren Village Project:
5.13%, 7/01/37 (c)	1,000	1,033,690
Series A, 6.25%, 7/01/26	1,160	1,161,960
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	2,455	2,815,983
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	3,475	3,776,213
Pennsylvania Turnpike Commission, RB:
Series B, 5.25%, 6/01/39	12,420	13,305,173
Series B, 5.25%, 12/01/39	3,560	3,960,393
Series B, 5.00%, 12/01/45	2,880	3,099,946
Series B (BAM), 5.25%, 12/01/44	8,000	9,048,720
Sub-Series A, 5.50%, 12/01/46	46,430	53,045,811
Subordinate, Special Motor License Fund, 6.00%, 12/01/20 (a)	1,195	1,392,713
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series A-1, 5.25%, 12/01/45	22,000	24,576,640

		153,576,463
Puerto Rico — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, Series A:
5.38%, 5/15/33	95	95,370
5.50%, 5/15/39	22,140	22,177,638

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds, Series A (continued):
5.63%, 5/15/43	$22,205	$22,216,769

		44,489,777
Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series B, 5.00%, 6/01/50	5,000	5,049,750
South Carolina — 1.1%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM):
6.50%, 8/01/39	4,455	5,186,333
6.25%, 8/01/34	1,525	1,756,388
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	31,980	34,399,607
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A:
5.50%, 12/01/33	6,465	7,070,706
5.75%, 12/01/43	19,875	21,977,178

		70,390,212
Texas — 9.1%
City of Houston Texas Airport System, Refunding ARB, Series C, AMT, 5.00%, 7/15/20	6,535	6,862,403
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19(a)	30,645	33,771,096
6.00%, 11/15/35	1,705	1,876,370
5.38%, 11/15/38	1,855	1,998,132
City of Houston Texas Utility System, Refunding RB, Series A, 1st Lien, 5.25%, 11/15/30	24,305	27,609,994
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 1/01/23 (a)	1,075	1,349,383
7.00%, 1/01/23 (a)	2,625	3,295,005
6.38%, 1/01/33	465	525,576

BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	$9,775	$10,667,946
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (a):
6.00%, 8/15/20	3,700	4,262,955
6.00%, 8/15/20	46,300	53,344,545
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	11,000	11,784,300
Series D, 5.00%, 11/01/42	2,000	2,132,940
Series H, 5.00%, 11/01/37	32,100	34,430,781
Series H, 5.00%, 11/01/42	33,315	35,617,066
Dallas-Fort Worth International Airport, Refunding RB, Joint Improvement, Series E, AMT, 5.00%, 11/01/35	11,180	12,069,593
Grand Parkway Transportation Corp., RB, Series B, 5.25%, 10/01/51	22,155	25,488,220
Harris County Cultural Education Facilities Finance Corp., RB, 5.50%, 10/01/39	8,500	9,274,180
Lone Star College System, GO, Limited Tax, Series A, 5.00%, 8/15/42	15,000	17,214,750
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/30	6,085	7,048,742
North Texas Municipal Water District, Refunding RB, 6.25%, 6/01/18	2,795	2,966,809
North Texas Tollway Authority, RB, Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,629,602
North Texas Tollway Authority, Refunding RB, 1st Tier System:
6.00%, 1/01/34	11,490	13,200,401
(NPFGC), 5.75%, 1/01/18 (a)	2,895	3,000,117
(NPFGC), 5.75%, 1/01/40	935	964,004
Series A (NPFGC), 6.00%, 1/01/28	185	200,161
Series K-2 (AGC), 6.00%, 1/01/19 (a)	2,245	2,434,703
Series S, 5.75%, 1/01/18 (a)	8,425	8,730,912
Series S, 5.75%, 1/01/18 (a)	3,890	4,031,246
Series SE, 5.75%, 1/01/40	1,445	1,491,471

Municipal Bonds	Par (000)	Value
Texas (continued)
State of Texas, GO, Transportation Commission, Refunding:
Series A, 5.00%, 10/01/44	$25,000	$28,210,500
Series B, 5.00%, 10/01/33	10,000	11,829,600
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 2/15/47	35,000	38,808,350
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	27,520	31,183,187
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	23,000	25,949,060
Texas Water Development Board, RB:
5.25%, 10/15/46	65,415	77,128,864
Series A, 5.00%, 10/15/40	13,870	15,777,818

		572,160,782
Utah — 2.5%
County of Utah Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	70,000	76,668,200
Salt Lake City Corp. Airport Revenue, RB, Series A, AMT:
5.00%, 7/01/42	41,025	45,909,436
5.00%, 7/01/47	29,675	33,073,381

		155,651,017
Virginia — 0.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.50%, 3/01/46	1,815	1,751,312
University of Virginia, Refunding RB, Series A, 5.00%, 4/01/42	20,905	24,435,018

12	BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	$25,515	$28,626,299

		54,812,629
Washington — 1.8%
Central Puget Sound Regional Transit Authority, Refunding RB, Sales Tax Improvement, Series S-1, 5.00%, 11/01/36	12,550	14,385,563
City of Seattle Washington Housing Authority, RB, M/F Housing, Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,753,080
University of Washington, Refunding RB, Series A, 5.25%, 12/01/46	35,385	41,534,559
Washington Health Care Facilities Authority, RB:
Catholic Health Initiatives, Series A, 5.75%, 1/01/45	21,355	22,949,791
MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (a)	2,000	2,222,220
Swedish Health Services, Series A, 6.75%, 5/15/21 (a)	16,000	19,370,720
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,090	10,715,984

		113,931,917
Wisconsin — 0.1%
Public Finance Authority, Refunding RB, AMT, National Gypsum Co., 5.25%, 4/01/30	5,900	6,231,875
Total Municipal Bonds — 96.6%		6,111,407,242

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
Alabama — 1.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C, 5.00%, 11/15/46	75,375	85,330,975

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Kansas — 0.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 9/01/47	$30,210	$35,814,559
Utah — 1.0%
Cleburne Independent School District, GO, (PSF-GTD), 5.00%, 2/15/41	33,695	38,346,227
County of Utah Utah, RB, IHS Health Services, Inc., Series B, 5.00%, 5/15/46	22,500	25,453,125

		63,799,352
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.9%		184,944,886
Total Long-Term Investments (Cost — $6,077,003,243) — 99.5%		6,296,352,128

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.66% (h)(i)	225,176,863	225,221,898
Total Short-Term Securities (Cost — $225,204,715) — 3.6%		225,221,898
Total Investments (Cost — $6,302,207,958*) — 103.1%		6,521,574,026
Liabilities in Excess of Other Assets — (1.8)%		(115,233,937)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.3)%		(80,950,456)

Net Assets — 100.0%		$6,325,389,633

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,220,983,263

Gross unrealized appreciation	$256,169,520
Gross unrealized depreciation	(36,473,718)

Net unrealized appreciation	$219,695,802

BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017	13

Schedule of Investments (continued)	BlackRock National Municipal Fund

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Non-income producing security.

(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(h)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	23,262,363	201,914,500	225,176,863	$225,221,898	$1,045,677	$59,134	$17,183

(i)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(572)	5-Year U.S. Treasury Note	June 2017	$67,339,594	$84,929
(1,400)	10-Year U.S. Treasury Note	June 2017	$174,387,500	(208,571)
(700)	Long U.S. Treasury Bond	June 2017	$105,590,625	(722,462)
(200)	Ultra U.S. Treasury Bond	June 2017	$32,125,000	(119,470)
Total				$(965,574)

14	BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock National Municipal Fund

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companie or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017	15

Schedule of Investments (concluded)	BlackRock National Municipal Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$6,296,352,128	—	$6,296,352,128
Short-Term Securities	$225,221,898	—	—	225,221,898

Total	$225,221,898	$6,296,352,128	—	$6,521,574,026

Derivative Financial Instruments [2]
Assets:
Interest Rate contracts	$84,929	—	—	$84,929
Liabilities:
Interest Rate contracts	(1,050,503)	—	—	(1,050,503)

Total	$(965,574)	—	—	$(965,574)

[1]   See above Schedule of Investments for values in each state or political subdivsion.

[2]   Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $80,894,961 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

16	BLACKROCK NATIONAL MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.9%
Auburn University, Refunding RB, Series A, 5.00%, 6/01/20	$250	$278,627
State of Alabama Docks Department, Refunding RB, Docks Facilities Revenue, Series B:
5.00%, 10/01/18	1,000	1,053,020
5.00%, 10/01/19	1,000	1,082,090
5.00%, 10/01/20	1,750	1,933,785

		4,347,522
Arizona — 4.3%
Arizona Health Facilities Authority, Refunding RB, 5.00%, 1/01/19	2,735	2,919,339
City of Peoria Arizona, GO, Refunding Series E, 4.00%, 7/15/19	5,325	5,669,794
Maricopa County IDA, Refunding RB, Banner Health, Series A, 5.00%, 1/01/20	2,500	2,743,325
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/18 (a)	10,000	10,308,700

		21,641,158
California — 10.9%
California Municipal Finance Authority, RB, M/F Housing, Stevenson House Apartment Project, Series A, 0.85%, 11/01/17	3,000	2,997,570
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 2/01/18	750	773,663
5.00%, 2/01/19	1,000	1,064,350
California State Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/19	6,360	6,882,283
California State University, Refunding RB, Series A, 5.00%, 11/01/18	1,800	1,915,632
California Statewide Communities Development Authority, Refunding RB, Rady Children’s Hospital, Series A:
4.00%, 8/15/18	1,125	1,171,980
4.00%, 8/15/19	625	666,981

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, Series B, AMT, 5.00%, 5/15/20	$1,100	$1,217,810
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 8/01/18	1,020	1,061,177
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Series A, 5.00%, 6/01/19	1,000	1,082,550
Series A-1, 5.00%, 6/01/20 (b)	8,000	8,842,080
Los Angeles Department of Water & Power, Refunding RB, Series B, 5.00%, 12/01/18	10,000	10,635,400
Palmdale Financing Authority, Refunding RB, (AGM) (b):
4.00%, 11/01/19	325	346,749
4.00%, 11/01/20	340	368,380
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A, 5.00%, 7/01/19	1,055	1,149,380
Semitropic Improvement District, Refunding RB, Series A, 5.25%, 12/01/19 (a)	500	553,605
State of California, GO, Refunding, Series A, 5.00%, 7/01/19 (a)	5,500	5,977,895
State of California Department of Water Resources, Refunding RB, Central Valley Project, 5.00%, 6/01/18 (a)	2,580	2,703,015
State of California Public Works Board, RB, Various Capital Projects, Sub Series I-1, 5.38%, 11/01/19 (a)	5,000	5,530,650

		54,941,150
Colorado — 1.7%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding, Series A, 5.00%, 12/01/20	355	400,873
City & County of Denver Colorado Airport System Revenue, Refunding RB, Series A:
5.00%, 11/15/18	3,000	3,187,710
5.00%, 11/15/19	500	546,690

BLACKROCK SHORT-TERM MUNICIPAL FUND	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Sisters of Charity of Leavenworth Health System, Series B, 5.00%, 1/01/18	$4,440	$4,571,291

		8,706,564
Connecticut — 4.7%
Bristol Housing Authority, RB, M/F Housing, Delorenzo Tower Project, 0.82%, 8/01/18 (c)	1,800	1,798,434
State of Connecticut, GO, Series A:
5.00%, 4/01/17	4,000	4,000,000
5.00%, 4/15/20 (b)	8,800	9,647,704
State of Connecticut, Special Tax Revenue, RB, Series A, 5.00%, 8/01/19	3,000	3,259,050
State of Connecticut, Special Tax Revenue, Refunding RB, Series B, 5.00%, 8/01/19	2,665	2,895,123
Town of Manchester, GO, 2.00%, 2/21/18	1,000	1,007,990
University of Connecticut, RB, Series A, 5.00%, 2/15/18	1,000	1,034,750

		23,643,051
District of Columbia — 0.8%
Metropolitan Washington Airports Authority, Refunding RB, Series A AMT, 5.00%, 10/01/17	4,000	4,081,640
Florida — 6.7%
County of Monroe School District, RB, Florida Sales Tax (AGM), 5.00%, 10/01/20	500	559,630
Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/18	17,985	18,887,667
Orlando Utilities Commission, Refunding RB, Series A, 5.00%, 10/01/27 (c)	5,000	5,587,250
South Florida Water Management District, COP, Refunding, 5.00%, 10/01/19	1,500	1,635,300
State of Florida, GO, Refunding, Series A, 5.00%, 7/01/19	6,500	7,066,280

		33,736,127
Illinois — 3.2%
Chicago O’Hare International Airport, Refunding RB, General, Senior Lien, Series B, 5.00%, 1/01/20	7,000	7,673,400

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/17	$1,075	$1,099,144
Illinois Finance Authority, Refunding RB, VRDN, Evanston Hospital Corp. (Wells Fargo Bank NA SBPA), 0.90%, 6/01/35 (c)	2,400	2,400,000
Metropolitan Water Reclamation District of Greater Chicago, GO, Refunding, Series A, 5.00%, 12/01/17	1,005	1,032,638
State of Illinois, Refunding RB, Build Illinois Bonds, 5.00%, 6/15/19	3,715	4,004,213

		16,209,395
Indiana — 2.0%
Indiana Finance Authority, Refunding RB, VRDN (c):
Goodwill Industry of Central Indiana (JPMorgan Chase Bank NA LOC), 0.99%, 12/01/36	4,300	4,300,000
Series A-2 (BMO Harris Bank NA SBPA), 0.98%, 2/01/39	4,600	4,600,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Indianapolis Airport Authority Project, Series A-1, AMT, 5.00%, 1/01/19	1,250	1,330,412

		10,230,412
Iowa — 3.8%
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 1.05%, 4/01/22 (c)	18,960	18,960,000
Kentucky — 1.0%
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Series A, 5.00%, 7/01/17	5,000	5,041,850
Louisiana — 1.3%
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project, 0.94%, 8/01/50 (c)	6,500	6,500,000
Massachusetts — 4.8%
Commonwealth of Massachusetts, GO:
Refunding, Series B, 5.00%, 8/01/19	7,595	8,276,879

2	BLACKROCK SHORT-TERM MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, GO (continued):
Refunding, Series D (AGM), 5.50%, 11/01/19	$4,250	$4,721,835
Series A, 5.00%, 3/01/20	7,540	8,354,999
Massachusetts Development Finance Agency, Refunding RB, Harvard University, Series B-1, 5.00%, 10/15/20 (a)	765	861,153
Massachusetts State Educational Financing Authority, RB, AMT, 4.00%, 1/01/18	1,750	1,780,100

		23,994,966
Michigan — 1.4%
Grand Rapids Public Schools, GO, Refunding (AGM):
5.00%, 5/01/19	220	236,392
5.00%, 5/01/20	475	523,849
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/17	300	307,212
Henry Ford Health System, 5.00%, 11/15/18	270	285,476
Trinity Health Corp., 5.00%, 12/01/17	2,460	2,527,503
Michigan State Hospital Finance Authority, RB, 0.95%, 11/15/33 (c)	1,935	1,932,059
University of Michigan, Refunding RB, General, Series A, 5.00%, 4/01/20	1,000	1,111,960

		6,924,451
Nebraska — 1.6%
Nebraska Public Power District, RB, General, Series B, 5.00%, 1/01/18 (a)	8,000	8,246,960
Nevada — 0.5%
County of Clark Department of Aviation, Refunding RB, Series B, 5.00%, 7/01/18	2,250	2,362,072
New Hampshire — 1.1%
New Hampshire Health and Education Facilities Authority, RB, VRDN, Tilton School Remarketing, 0.91%, 2/01/36 (c)	5,800	5,800,000

Municipal Bonds	Par (000)	Value
New Jersey — 8.3%
New Jersey EDA, Refunding RB, Transit Corp. Projects, Series B, 5.00%, 11/01/19	$4,500	$4,745,970
New Jersey Educational Facilities Authority, RB, 5.00%, 6/01/17	12,910	12,988,235
New Jersey Educational Facilities Authority, Refunding RB, The William Paterson University of New Jersey, Series E (BAM):
5.00%, 7/01/19	1,995	2,155,338
5.00%, 7/01/20	1,160	1,282,832
New Jersey Health Care Facilities Financing Authority, Refunding RB, Meridian Health System, 5.00%, 7/01/17	2,000	2,020,140
New Jersey Transportation Trust Fund Authority, RB, Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/20	11,500	12,252,675
New Jersey Turnpike Authority, Refunding RB, Series B:
5.00%, 1/01/19	2,670	2,848,009
5.00%, 1/01/20	3,190	3,500,483

		41,793,682
New Mexico — 0.3%
New Mexico Finance Authority, Refunding RB, Senior Lien, Series B, 5.00%, 6/15/18	1,330	1,395,636
New York — 21.9%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/20	335	367,163
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/19	10,000	10,877,600
Series C, 4.00%, 8/01/18	5,000	5,198,550
City of New York New York, GO, VRDN, Sub-Series A-2 (Mizuho Corporate Bank LOC), 0.93%, 10/01/38 (c)	11,200	11,200,000
City of Yonkers, GO, Series A, 4.00%, 11/15/19	600	636,750
Corning City School District, GO, Refunding, BAN, 2.00%, 6/22/17	5,000	5,008,500
County of Nassau New York, GO, Series C, 5.00%, 4/01/19	1,400	1,505,560

BLACKROCK SHORT-TERM MUNICIPAL FUND	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Erie County Industrial Development Agency, Refunding RB, City School District Buffalo Project, Series A, 5.00%, 5/01/18	$2,000	$2,088,720
Metropolitan Transportation Authority, Refunding RB, VRDN, Sub-Series G-2 (TD Bank NA LOC), 0.91%, 11/01/32 (c)	6,400	6,400,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured, Fiscal 2015, Sub-Series E-1:
5.00%, 2/01/19	1,660	1,776,764
5.00%, 2/01/19	3,340	3,578,710
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Series B, 5.00%, 11/01/18	3,605	3,831,899
New York State Dormitory Authority, Refunding RB:
Series A, 5.00%, 3/15/18	10,000	10,396,200
Wyckoff Heights Medical Center, 4.00%, 2/15/18	2,200	2,257,200
New York State Environmental Facilities Corp., Refunding RB, Series A, 5.00%, 6/15/18	5,000	5,248,650
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 5/01/19	4,740	5,110,478
New York State Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/19	15,000	16,139,550
Port Authority of New York & New Jersey, Refunding RB:
167th Series, 5.00%, 9/15/19	5,000	5,441,650
172nd Series, 5.00%, 10/01/18	8,765	9,269,426
197th Series, AMT, 5.00%, 11/15/19	2,750	3,006,602
TSASC, Inc., Refunding RB, Senior, Series A, 5.00%, 6/01/20	770	842,134

		110,182,106
North Carolina — 0.2%
Charlotte-Mecklenburg Hospital Authority, Refunding RB, Carolinas Healthcare System, Series A, 5.00%, 1/15/19	765	816,921

Municipal Bonds	Par (000)	Value
Ohio — 2.0%
City of Garfield Heights Ohio, GO, Refunding, BAN, 1.50%, 6/21/17	$1,250	$1,251,550
City of Marion Ohio, GO, Refunding, BAN, 2.00%, 9/07/17	1,000	1,003,790
City of Springfield Ohio, GO, Various Purpose Sewer, BAN, 1.50%, 8/03/17	1,000	1,001,540
State of Ohio, GO, Series B, 5.00%, 3/15/19	5,000	5,380,250
Village of Woodmere Ohio, GO, Various Purpose, BAN, 1.50%, 10/04/17	1,400	1,402,912

		10,040,042
Oklahoma — 1.6%
County of Cleveland Oklahoma Educational Facilities Authority, LRB, Norman Public Schools Project, 5.00%, 7/01/17	1,520	1,535,154
Grand River Dam Authority, Refunding RB, Series A, 5.00%, 6/01/20	4,000	4,450,120
Norman Regional Hospital Authority, Refunding RB:
4.00%, 9/01/19	1,000	1,054,940
5.00%, 9/01/20	1,000	1,101,120

		8,141,334
Oregon — 2.1%
City of Portland Oregon Sewer System Revenue, Refunding RB, 1st Lien, Series A, 5.00%, 6/01/19	10,000	10,852,500
Pennsylvania — 2.5%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/17	2,000	2,016,520
Commonwealth of Pennsylvania, GO, 2nd Series, 5.00%, 9/15/19	5,000	5,443,950
County of Lehigh Pennsylvania IDA, Refunding RB, Place Electric Utilities Corp., Series B, 0.90%, 2/15/27 (c)	5,000	4,999,450

		12,459,920
Rhode Island — 1.0%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 4.00%, 6/01/17	5,000	5,025,500

4	BLACKROCK SHORT-TERM MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

Municipal Bonds	Par (000)	Value
Tennessee — 1.5%
County of Knox Tennessee Health Educational & Housing Facility Board, Refunding RB, University Health System, Inc., 2.00%, 4/01/17	$2,120	$2,120,000
State of Tennessee, GO, Refunding, Series A, 5.00%, 8/01/18	5,000	5,276,150

		7,396,150
Texas — 5.5%
City of Corpus Christi Texas Utility System, Refunding RB, Junior Lien, 4.00%, 7/15/17	2,000	2,018,140
City of San Antonio Texas, GO, Refunding, 5.00%, 2/01/18	2,475	2,560,462
City Public Service Board of San Antonio, Refunding RB, Series D, 5.00%, 2/01/19	6,485	6,949,002
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Baylor College of Medicine:
5.00%, 11/15/18	3,455	3,662,369
5.00%, 11/15/19	1,660	1,811,076
North Texas Municipal Water District, Refunding RB, 5.00%, 9/01/18	5,910	6,246,811
Tarrant Regional Water District, Refunding RB, Water Control & Improvement District, 5.00%, 3/01/20	3,980	4,401,721

		27,649,581
Vermont — 0.8%
Vermont Educational & Health Buildings Financing Agency, Refunding RB, VRDN, Norwich University Project (TD Bank NA LOC), 0.92%, 9/01/38 (c)	3,900	3,900,000
Washington — 4.7%
City of Seattle Washington Municipal Light & Power Revenue, Refunding RB, 5.00%, 9/01/18	10,000	10,569,900

Municipal Bonds	Par (000)	Value
Washington (continued)
State of Washington, GO, Various Purpose, Series A, 5.00%, 7/01/18 (a)	$2,625	$2,756,749
Washington Economic Development Finance Authority, RB, VRDN, Cleanscapes, Inc. Project (Bank of America NA LOC), 0.90%, 2/12/19 (c)	10,000	10,000,000
Washington Health Care Facilities Authority, Refunding RB, Seattle Cancer Care Alliance, 5.00%, 3/01/18	290	299,816

		23,626,465
Total Long-Term Investments (Cost — $518,565,132) — 103.1%		518,647,155

Short-Term Securities — 0.0%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.66% (d)(e)	38,290	38,297
Total Short-Term Securities (Cost — $38,297) — 0.0%		38,297
Total Investments (Cost — $518,603,429*) — 103.1%		518,685,452
Liabilities in Excess of Other Assets — (3.1)%		(15,362,931)

Net Assets — 100.0%		$503,322,521

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$518,603,429

Gross unrealized appreciation	$598,028
Gross unrealized depreciation	(516,005)

Net unrealized appreciation	$82,023

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Variable rate security. Rate as of period end.

BLACKROCK SHORT-TERM MUNICIPAL FUND	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund

(d)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	16,471,442	(16,433,152)	38,290	$38,297	$33,471	$5,818	—

[1]	Includes net capital gain distributions.

(e)	Current yield as of period end.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Notes
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
IDA	Industrial Development Authority
LOC	Letter of Credit
LRB	Lease Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

6	BLACKROCK SHORT-TERM MUNICIPAL FUND	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$518,647,155	—	$518,647,155
Short-Term Securities	$38,297	—	—	38,297

Total	$38,297	$518,647,155	—	$518,685,452

[1] See above Schedule of Investments for values in each state or political subdivision.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK SHORT-TERM MUNICIPAL FUND	MARCH 31, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2017